Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]

Computer software	3 to 15
Land rights	50 to 143
Naming rights	1 to 24

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]